Share Capital and Warrants - 2023 Bought Deal Financing (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 15, 2025 $ / shares shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2023 $ / shares
Share capital and warrants
Number of common stock included in each unit	1
Number of warrants included in each unit	0.50
Number of warrants to purchase common stock	1
Warrants exercise price | (per share)	$ 2.56		$ 7.17		$ 5.71	$ 12.93
Warrants exercisable term	24 months
Share issue expense | $		$ 9,820	$ 2,303
2023 Bought Deal Financing
Share capital and warrants
Warrants exercise price | $ / shares				$ 8.55